SHARE OPTIONS - Options Details and Assumptions Used to Estimate Fair Value of Options Granted (Details) - 2008 Plan		1 Months Ended	12 Months Ended
	Oct. 27, 2008 shares	May 31, 2014 shares	Dec. 31, 2016 $ / shares shares	Dec. 31, 2015 $ / shares shares	Dec. 31, 2014 $ / shares shares	Dec. 31, 2013 $ / shares shares
Share options
Shares authorized to grant | shares	4,444,444
Additional shares authorized to issue | shares		6,900,000
Share options
Share options
Vesting period	4 years		4 years
Vesting percentage at the end of the first year through the fourth year	25.00%
Expiration period	10 years
Shares options granted | shares			4,000	546,400	1,797,300	307,250
Exercise price of shares options granted (in dollars per share)			$ 1.40	$ 2.25		$ 4.75
Assumptions used for estimating the fair value of options granted on the date of grant
Risk-free interest rate			1.69%	3.59%
Exercise multiple			2.8	2.2
Expected volatility (as a percent)			59.70%	61.20%
Expected dividend yield (as a percent)			0.00%	0.00%
Fair value of ordinary shares (in dollars per share)			$ 0.83	$ 1.28
Share options | Minimum
Share options
Vesting period				3 months	3 years	3 years
Exercise price of shares options granted (in dollars per share)					$ 1.84
Share options | Maximum
Share options
Vesting period				4 years	4 years	4 years
Exercise price of shares options granted (in dollars per share)					$ 3.26